GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 7: GOODWILL

The Company’s goodwill consists of the following:

	December 31, 2021	December 31, 2020

Rohuma	$3,519,870	$-
Mimo Technologies	2,343,188	-

Net	$5,863,058	$-

For the year ended December 31, 2021, there were no indicators of impairment noted.